Share Repurchase Program (Details)	12 Months Ended						15 Months Ended		0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2011 ADSs CNY	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 ADSs CNY	Sep. 30, 2011 ADSs Maximum USD ($)
Share Repurchase Program
Repurchase amount authorized									$ 100,000,000
Period over which shares repurchased									12 months
Share repurchase (in shares)			159,687	159,687	5,567,021	5,567,021	5,726,708	5,726,708
Value of shares repurchased	3,493,000	123,838,000	$ 800,000	3,500,000	$ 19,600,000	123,800,000	$ 20,400,000	127,300,000